Preferred Stock (Details Narrative) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Jul. 29, 2011
Equity [Abstract]
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares issued	0	0	0